EMPLOYEES' RIGHTS UPON RETIREMENT	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE 5 -	EMPLOYEES' RIGHTS UPON RETIREMENT

a.
Israeli law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. The severance pay liability of the Company to its Israeli employees, based upon the number of years of service and the latest monthly salary, is partly covered by regular deposits with severance pay funds and pension funds, and by purchase of insurance policies; under labor agreements, the deposits with recognized pension funds and the insurance policies, as above, are in the employees' names and are, subject to certain limitations, the property of the employees.

The amounts accrued and the portions funded, with severance pay funds and by the insurance policies are reflected in the financial statements as follows:

	December 31
	2014	2013
	U.S. dollars in thousands

Accrued severance pay	$1,687	$1,804
Less - amounts funded (presented in “Investment and other non-current assets”)	(1,597)	(1,673)
Unfunded balance	$90	$131

The amounts of accrued severance pay as above cover the Company’s severance pay liability in accordance with labor agreements in force and based on salary components which, in management’s opinion, create entitlement to severance pay. The Company records the obligation as if it was payable at each balance sheet date on an undiscounted basis.

Withdrawals from the funds are generally made for the purpose of paying severance pay.

b.	The severance pay expenses were $181 thousand, $139 thousand and $142 thousand in the years ended December 31, 2014, 2013 and 2012, respectively.